Subsequent Events - Additional Information (Detail)	Mar. 31, 2022
Subsequent Event [Member] | Shanghai Senhao Insurance Agency Co., Ltd [Member]
Subsequent Events [Line Items]
Equity Method Investment, Ownership Percentage	100.00%